Warrant Derivative (Details) - USD ($)			12 Months Ended
	Jul. 01, 2024	Jun. 24, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Warrant Derivative [Line Items]
Service payment	$ 900,000
Service shares	1,500,000
Price per share	$ 0.6
Warrants to purchase up to initial ordinary shares	750,000	708,333
Outstanding warrant shares			1,458,333
Warrants expenses			$ 1,145,000
Warrant [Member]
Warrant Derivative [Line Items]
Warrants expenses					$ 1,145,000
Consulting Agreement [Member]
Warrant Derivative [Line Items]
Service payment		$ 850,000
Service shares		1,416,667
Price per share		$ 0.6
Ordinary Shares [Member]
Warrant Derivative [Line Items]
Initial exercise price	$ 0.72	$ 0.72